SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Property, Plant and Equipment, Estimated Useful Lives
Computer and transmission equipment	3 years
Furniture and office equipment	3 years
Motor vehicles	3 years
Leasehold improvements	Over the shorter of the lease term or useful lives
Communication equipment	1 year
Office building	20 years

Allowance for Credit Losses
	Balance at	Charged to		Balance at
	beginning of the year	expense	Written-off	end of the year

2012	$222,007	$5,626	$(222,007)	$5,626
2013	$5,626	$342,442	$(5,626)	$342,442
2014	$342,442	$316,966	$(342,442)	$316,966